Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

22.Leases

The statement of financial position shows the following amounts relating to leases:

	Year Ended
	December 31,	December 31,	December 31,
In thousands of $	2021	2020	2019
Right-of-use assets
Buildings	$9,688	$7,677	$6,264
Vehicles	1,664	1,513	836
Equipment	230	264	273
	$11,583	$9,454	$7,373

Lease liabilities
Current	$3,509	$3,476	$2,218
Non-current	7,956	6,181	5,101
	$11,465	$9,657	$7,319

Additions to the right-of-use assets amounted to $5.7 million for the year ended December 31, 2021.

The table below shows a maturity analysis of the lease liabilities as on December 31, 2021:

(in thousands of $)	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total contractual cash flows	Carrying amount
Lease liabilities	$3,509	$6,331	$2,164	$—	$12,004	$11,465

The consolidated statements of profit or loss and the consolidated statements of other comprehensive income shows the following amounts relating to leases:

	Year Ended
	December 31,
In thousands of $	2021	2020	2019
Depreciation charges
Buildings	$2,714	$2,262	$1,472
Vehicles	651	441	261
Equipment	34	32	31
	$3,399	$2,735	$1,764

Interest expense (included in finance cost)	$412	$201	$117
Expense relating to short-term leases	212	264	137
Expense relating to leases of low-value assets that are not shown above as short-term leases	7	6	6

The total cash outflow for leases in 2021 and 2020 was $4.5 million and $3.0 million respectively.

The Company did not enter into any lease agreement with variable lease payments or residual value guarantees. The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs. The Company exercises judgement in deciding whether it is reasonably certain that the extension options will be exercised.